Fair Value of Derivatives and Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		$ 3,900
Contingent purchase consideration	3,000
Unsecured debt instruments
Redeemable non-controlling interests in operating partnership	236,475	119,057	98,758
Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	89	4,380
Contingent purchase consideration		5,402
Unsecured debt instruments
Total liabilities	4,104,800	3,677,845
Redeemable non-controlling interests in operating partnership		119,057
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		3,866
Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	89	514
Derivatives - Interest rate contracts	13,660	6,597
Contingent purchase consideration	3,000
Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	635,531	306,515
Secured debt instruments - variable rate
Secured debt instruments - variable rate	151,685	405,641
Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		13,885
Secured debt instruments - variable rate
Secured debt instruments - variable rate	94,700	94,700
Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	799,584	927,413
Secured debt instruments - variable rate
Secured debt instruments - variable rate	310,451	260,450
Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	421,000	31,750
Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	1,675,189	1,625,492
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	0	3,866
Contingent purchase consideration		0
Unsecured debt instruments
Total liabilities	0	264,849
Redeemable non-controlling interests in operating partnership		0
Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		3,866
Level 1 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	0	0
Derivatives - Interest rate contracts	0	0
Contingent purchase consideration	0
Level 1 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 1 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 1 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	264,849
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	89	514
Contingent purchase consideration		0
Unsecured debt instruments
Total liabilities	13,660	6,597
Redeemable non-controlling interests in operating partnership		119,057
Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		0
Level 2 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	89	514
Derivatives - Interest rate contracts	13,660	6,597
Contingent purchase consideration	0
Level 2 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	0	0
Secured debt instruments - variable rate
Secured debt instruments - variable rate	0	0
Level 2 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 2 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	0	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Total assets	0	0
Contingent purchase consideration		5,402
Unsecured debt instruments
Total liabilities	4,091,140	3,406,399
Redeemable non-controlling interests in operating partnership		0
Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Available-for-sale equity securities		0
Level 3 [Member] | Interest Rate Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Estimated fair values of the financial instruments either recorded or disclosed on a recurring basis
Derivatives - Interest rate contracts	0	0
Derivatives - Interest rate contracts	0	0
Contingent purchase consideration	3,000
Level 3 [Member] | Mortgages [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	635,531	306,515
Secured debt instruments - variable rate
Secured debt instruments - variable rate	151,685	405,641
Level 3 [Member] | Tax exempt secured notes payable [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate		13,885
Secured debt instruments - variable rate
Secured debt instruments - variable rate	94,700	94,700
Level 3 [Member] | Fannie Mae credit facilities [Member] | Fair Value, Measurements, Recurring [Member]
Secured debt instruments - fixed rate
Secured debt instruments - fixed rate	799,584	927,413
Secured debt instruments - variable rate
Secured debt instruments - variable rate	310,451	260,450
Level 3 [Member] | Commercial bank [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	421,000	31,750
Level 3 [Member] | Unsecured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Unsecured debt instruments
Unsecured debt instruments	$ 1,675,189	$ 1,360,643